PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT, NET	PROPERTY, PLANT AND EQUIPMENT, NET
(1) Property, plant and equipment, net

	Year ended December 31, 2022
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Right-of-use assets	Total
Values at the beginning of the year
Cost	594,744	4,023,271	7,707,052	294,356	563,082	166,959	364,971	13,714,435
Accumulated depreciation	—	(1,890,186)	(4,986,161)	(240,250)	—	(29,792)	(136,468)	(7,282,857)

Net book value at January 1, 2022	594,744	2,133,085	2,720,891	54,106	563,082	137,167	228,503	6,431,578

Opening net book value	594,744	2,133,085	2,720,891	54,106	563,082	137,167	228,503	6,431,578
Translation differences	139	325	123	23	9	—	—	619
Impairment charge (note 3 (f))	—	(53,635)	(45,365)	—	—	—	—	(99,000)
Additions	5,342	2,423	913	2,337	433,269	28,983	13,961	487,228
Capitalized borrowing costs	—	—	—	—	403	—	—	403
Disposals / Consumptions	(953)	(1,133)	(1,056)	(842)	(1,162)	(22,210)	(1,039)	(28,395)
Indexation	—	—	—	—	—	—	17,945	17,945
Transfers	8,699	144,914	273,885	18,660	(448,499)	—	—	(2,341)
Depreciation charge	—	(147,863)	(328,574)	(19,414)	—	(1,073)	(49,226)	(546,150)

Closing net book value	607,971	2,078,116	2,620,817	54,870	547,102	142,867	210,144	6,261,887

Values at the end of the year
Cost	607,971	4,091,108	7,744,607	309,469	547,102	173,731	395,620	13,869,608
Accumulated depreciation	—	(2,012,992)	(5,123,790)	(254,599)	—	(30,864)	(185,476)	(7,607,721)

Net book value at December 31, 2022	607,971	2,078,116	2,620,817	54,870	547,102	142,867	210,144	6,261,887

	Year ended December 31, 2021
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Work in progress	Spare parts	Right-of-use assets	Total
Values at the beginning of the year
Cost	592,761	3,567,732	7,179,626	289,877	1,203,362	143,309	349,003	13,325,670
Accumulated depreciation	—	(1,754,476)	(4,714,976)	(231,719)	—	(27,185)	(92,633)	(6,820,989)

Net book value at January 1, 2021	592,761	1,813,256	2,464,650	58,158	1,203,362	116,124	256,370	6,504,681

Opening net book value	592,761	1,813,256	2,464,650	58,158	1,203,362	116,124	256,370	6,504,681
Translation differences	(70)	(161)	(43)	(11)	(18)	—	—	(303)
Additions	—	1,874	282	1,285	418,736	38,800	13,758	474,735
Capitalized borrowing costs	—	—	—	—	6,294	—	—	6,294
Disposals / Consumptions	—	(7,439)	(801)	(1,276)	(1,915)	(15,150)	(1,995)	(28,576)
Indexation	—	—	—	—	—	—	4,523	4,523
Transfers	2,053	461,377	585,186	13,884	(1,063,377)	—	—	(877)
Depreciation charge	—	(135,822)	(328,383)	(17,934)	—	(2,607)	(44,153)	(528,899)

Closing net book value	594,744	2,133,085	2,720,891	54,106	563,082	137,167	228,503	6,431,578

Values at the end of the year
Cost	594,744	4,023,271	7,707,052	294,356	563,082	166,959	364,971	13,714,435
Accumulated depreciation	—	(1,890,186)	(4,986,161)	(240,250)	—	(29,792)	(136,468)	(7,282,857)

Net book value at December 31, 2021	594,744	2,133,085	2,720,891	54,106	563,082	137,167	228,503	6,431,578
11.    PROPERTY, PLANT AND EQUIPMENT, NET (continued)

(2) Right-of-use assets

	Right-of-use assets
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Total
Values at the beginning of the year
Cost	—	245,300	119,497	174	364,971
Accumulated depreciation	—	(87,103)	(49,321)	(44)	(136,468)

Net book value at January 1, 2022	—	158,197	70,176	130	228,503

Opening net book value	—	158,197	70,176	130	228,503
Additions	1,339	6,445	6,163	14	13,961
Disposal/Derecognition	—	—	(1,039)	—	(1,039)
Indexation	—	14,585	3,360	—	17,945
Depreciation charge	(4)	(31,606)	(17,534)	(82)	(49,226)

Closing net book value	1,335	147,621	61,126	62	210,144

Values at the end of the year
Cost	1,339	266,330	127,764	187	395,620
Accumulated depreciation	(4)	(118,709)	(66,638)	(125)	(185,476)

Net book value at December 31, 2022	1,335	147,621	61,126	62	210,144

	Right-of-use assets
	Land	Buildings and improvements	Production equipment	Vehicles, furniture and fixtures	Total
Values at the beginning of the year
Cost	—	239,211	109,792	—	349,003
Accumulated depreciation	—	(58,052)	(34,581)	—	(92,633)

Net book value at January 1, 2021	—	181,159	75,211	—	256,370

Opening net book value	—	181,159	75,211	—	256,370
Additions	—	2,732	10,852	174	13,758
Disposal/Derecognition	—	(353)	(1,642)	—	(1,995)
Indexation	—	4,027	496	—	4,523
Depreciation charge	—	(29,368)	(14,741)	(44)	(44,153)

Closing net book value	—	158,197	70,176	130	228,503

Values at the end of the year
Cost	—	245,300	119,497	174	364,971
Accumulated depreciation	—	(87,103)	(49,321)	(44)	(136,468)

Net book value at December 31, 2021	—	158,197	70,176	130	228,503
The cost related to variable-lease payments that do not depend on an index or rate amounted to $14.5 million for the year ended December 31, 2022 ($20.0 million for the year ended December 31, 2021). The expenses related to leases for which the Company applied the practical expedient described in paragraph 5 (a) of IFRS 16 (leases with contract term of less than 12 months) amounted to $1.9 million for the year ended December 31, 2022 ($2.0 million and $0.8 million for the year ended December 31, 2021 and 2020, respectively).